Supplement Dated February 22, 2011
To The Prospectus Dated October 11, 2010 For

PERSPECTIVE II®
PERSPECTIVESM L SERIES
PERSPECTIVE ADVISORS II®
PERSPECTIVE REWARDS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.

Effective February 22, 2011, the Investment Division of the Separate Account investing in the JNL/BlackRock Global Allocation Fund (the “JNL/BlackRock Investment Division”) has temporarily stopped accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account remain available.  Transfers include transfers pursuant to Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing program (collectively referred to as “automatic program”)  if available under your Contract.

If you have an automatic program with an allocation to the JNL/BlackRock Investment Division, you must choose a replacement Investment Division by April 22, 2011.  All such transfers prior to receipt of your notification will be allocated to the JNL/Select Money Market Investment Division.  You may reallocate the Contract value in the JNL/Select Money Market Investment Division to any other Investment Division. See the prospectus for the Contract for the Investment Divisions available to you.

If you have an application for a Contract pending and it includes an allocation to the JNL/BlackRock Investment Division, that allocation will be allocated to the JNL/Select Money Market Investment Division.

Current allocations to the JNL/BlackRock Investment Division will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the JNL/BlackRock Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB. However, if you transfer out of the JNL/BlackRock Investment Division you will not be able to transfer back in until after such time as it may be reopened.

The decision to temporarily close the JNL/BlackRock Investment Division in this manner is attributable to the current unavailability of additional shares of the BlackRock Global Allocation Fund, a Master Fund, which is the sole investment of the JNL/BlackRock Global Allocation Fund, a Feeder Fund. We will notify you regarding the future availability of the JNL/BlackRock Investment Division.

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(To be used with Forms: NV4224 10/10; NV5890 10/10; NV5869 10/10; NMV2731 10/10.)

NMV7026NY 02/11

Supplement Dated February 22, 2011
To The Prospectus For

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®; RETIREMENT LATITUDESSM; PERSPECTIVE REWARDS®; FIFTH THIRD PERSPECTIVE; PERSPECTIVESM; PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT III

PERSPECTIVE INVESTOR VUL®
ULTIMATE INVESTOR® VUL
JACKSON ADVISORSM VUL

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT IV

PERSPECTIVE ADVANTAGESM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT V

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®;
PERSPECTIVE REWARDS®; PERSPECTIVESM; PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.

Effective February 22, 2011, the Investment Division of the Separate Account investing in the JNL/BlackRock Global Allocation Fund (the “JNL/BlackRock Investment Division”) has temporarily stopped accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account remain available.  Transfers include transfers pursuant to Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing program (collectively referred to as “automatic program”)  if available under your Contract/Policy.

If you have an automatic program with an allocation to the JNL/BlackRock Investment Division, you must choose a replacement Investment Division by April 22, 2011.  All such transfers prior to receipt of your notification will be allocated to the JNL/Select Money Market Investment Division.  You may reallocate the Contract/Policy value in the JNL/Select Money Market Investment Division to any other Investment Division. See the prospectus for the Contract/Policy for the Investment Divisions available to you.

If you have an application for a Contract/Policy pending and it includes an allocation to the JNL/BlackRock Investment Division, that allocation will be allocated to the JNL/Select Money Market Investment Division.

Current allocations to the JNL/BlackRock Investment Division will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the JNL/BlackRock Investment Division in connection with the usual transactions under a Contract/Policy, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/BlackRock Investment Division you will not be able to transfer back in until after such time as it may be reopened.

The decision to temporarily close the JNL/BlackRock Investment Division in this manner is attributable to the current unavailability of additional shares of the BlackRock Global Allocation Fund, a Master Fund, which is the sole investment of the JNL/BlackRock Global Allocation Fund, a Feeder Fund. We will notify you regarding the future availability of the JNL/BlackRock Investment Division.

_____________________

CMX7018 02/11